Average Annual Total Returns{- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-09 - Investment Grade Bond Portfolio	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.39%	5.43%	4.34%	9.33%	5.35%	4.25%	9.16%	5.18%	4.08%	7.51%	4.44%	3.84%